Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related party transactions	36Related party transactions
Related parties of the Group and HSBC Holdings include subsidiaries, associates, joint ventures, post-employment benefit plans for HSBC employees, Key Management Personnel (‘KMP’) as defined by IAS 24, close family members of KMP and entities that are controlled or jointly controlled by KMP or their close family members. KMP are defined as those persons having authority and responsibility for planning, directing and controlling the activities of HSBC Holdings. These individuals also constitute ‘senior management’ for the purposes of the Hong Kong
Listing Rules. In applying IAS 24, it was determined that for this financial reporting period KMP included Directors, former Directors and senior management listed on pages 267 to 273 except for the roles of Group Chief Legal Officer, Group Head of Internal Audit, Group Chief Human
Resources Officer, Group Chief Sustainability Officer, Group Chief Communications and Brand Officer, and Group Chief People & Governance
Officer who do not meet the criteria for KMP as provided for in the standard.
Particulars of transactions with related parties are tabulated below. The disclosure of the year-end balance and the highest amounts outstanding during the year is considered to be the most meaningful information to represent the amount of the transactions and outstanding balances during the year.
Key Management Personnel
Details of Directors’ remuneration and interests in shares are disclosed in the ‘Directors’ remuneration report’ on pages 309 to 348.
IAS 24 ‘Related Party Disclosures’ requires the following additional information for key management compensation.

Compensation of Key Management Personnel
	2024	2023	2022
	$m	$m	$m
Short-term employee benefits	53	51	52
Post-employment benefits	1	1	1
Other long-term employee benefits	12	10	8
Share-based payments	29	29	26
Year ended 31 Dec	95	91	87

Shareholdings, options and other securities of Key Management Personnel
	2024	2023
	(000s)	(000s)
Number of options held over HSBC Holdings ordinary shares under employee share plans	20	32
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	17,455	20,409
Number of other HSBC securities held	228	228
At 31 Dec	17,703	20,669

Advances and credits, guarantees and deposit balances during the year with Key Management Personnel
	2024		2023
	Balance at 31 Dec	Highest amounts outstanding during year	Balance at 31 Dec	Highest amounts outstanding during year
	$m	$m	$m	$m
Key Management Personnel
Advances and credits[1]	9	12	11	16
Deposits	78	191	60	130
1Advances and credits entered into by subsidiaries of HSBC Holdings plc during 2024 with Directors and former Directors, disclosed pursuant to section 413 of the Companies Act 2006, totalled $1.3m (2023: $2.6m).
Unless previously disclosed, there were no connected transactions during the reporting period that fell outside the exemptions provided by the
Companies Act 2006, the UK Financial Conduct Authority’s Listing Rules and the Rules Governing The Listing of Securities on The Stock
Exchange of Hong Kong Limited. The transactions conducted were in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with parties of a similar standing or, where applicable, with other employees. These transactions did not involve more than the normal risk of repayment or present other unfavourable features.
Associates and joint ventures
The Group provides certain banking and financial services to associates and joint ventures including loans, overdrafts, interest and non-interest bearing deposits and current accounts. Details of the interests in associates and joint ventures are given in Note 18.

Transactions and balances during the year with associates and joint ventures
	2024		2023
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Unsubordinated amounts due from joint ventures	104	72	98	94
Unsubordinated amounts due from associates	8,097	5,011	7,907	5,910
Amounts due to associates	2,992	1,844	3,002	1,668
Amounts due to joint ventures	101	85	95	61
Fair value of derivative assets with associates	919	763	1,514	795
Fair value of derivative liabilities with associates	3,718	2,641	4,388	2,962
Guarantees and commitments	569	577	503	331
The above outstanding balances arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
Post-employment benefit plans
At 31 December 2024, $3.4bn (2023: $3.1bn) of HSBC post-employment benefit plan assets were under management by HSBC companies, earning management fees of $14m in 2024 (2023: $13m). At 31 December 2024, HSBC’s post-employment benefit plans had placed deposits of $395m (2023: $402m) with its banking subsidiaries, earning interest payable to the schemes of $2m (2023: $2m). The above outstanding balances arose from the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
The combined HSBC Bank (UK) Pension Scheme enters into swap transactions with HSBC to manage inflation and interest rate sensitivity of its liabilities and selected assets. At 31 December 2024, the gross notional value of the swaps was $6.4bn (2023: $7.1bn). These swaps had a positive fair value to the scheme of $0.4bn (2023: $0.5bn); and HSBC had delivered collateral of $0.4bn (2023: $0.6bn) to the scheme in respect of these arrangements. All swaps were executed at prevailing market rates and within standard market bid/offer spreads.
HSBC Holdings
Details of HSBC Holdings’ subsidiaries are shown in Note 38.

Transactions and balances during the year with subsidiaries
	2024		2023
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Assets
Cash and balances with HSBC undertakings	9,342	2,548	8,396	7,029
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	66,030	61,286	60,309	59,879
Derivatives	3,391	3,054	4,010	3,344
Loans and advances to HSBC undertakings	37,677	37,677	28,213	27,354
Prepayments, accrued income and other assets	7,108	4,216	7,417	5,145
Investments in subsidiaries	160,805	152,337	167,542	159,478
Total related party assets at 31 Dec	284,353	261,118	275,887	262,229
Liabilities
Amounts owed to HSBC undertakings	231	231	179	168
Derivatives	7,944	5,340	9,309	6,090
Accruals, deferred income and other liabilities	399	194	505	341
Subordinated liabilities	1,202	—	927	913
Total related party liabilities at 31 Dec	9,776	5,765	10,920	7,512
Guarantees and commitments	7,440	7,327	7,723	7,723
The above outstanding balances arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
Some employees of HSBC Holdings are members of the HSBC Bank (UK) Pension Scheme, which is sponsored by a separate Group company.
HSBC Holdings incurs a charge for these employees equal to the contributions paid into the scheme on their behalf. Disclosure in relation to the scheme is made in Note 5.